Ivy Funds

Supplement dated October 19, 2017 to the

Ivy Bond Fund and Ivy Government Securities Fund Prospectus

dated September 1, 2017

as supplemented September 29, 2017

Effective immediately, Class E shares are closed to investment.

Supplement	Prospectus	1